UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21665
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Hatteras Multi-Strategy TEI Fund, L.P.
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
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Date of fiscal year end: March 31
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Date of reporting period: December 31, 2009
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Multi-Strategy TEI Fund, L.P.

Schedule of Investments - December 31, 2009 (unaudited)

Hatteras Multi-Strategy TEI Fund, L.P. (1)

Investment in Hatteras Multi-Strategy Offshore Fund, LDC, at value - 100.15% (Cost $316,521,298)	$295,516,452
Liabilities in excess of other assets - (0.15)%	(431,005)
Net Assets – 100.00%	295,085,447

Hatteras Multi-Strategy Offshore Fund, LDC (2)

Investment in Hatteras Master Fund, L.P., at value - 100.18% (Cost $316,521,298)	$295,516,452
Liabilities in excess of other assets - (0.18)%	(518,178)
Net Assets – 100.00%	294,998,274

(1)	Invests the majority of its assets in Hatteras Multi-Strategy Offshore Fund, LDC.
The Schedule of Investments is included below.

(2)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P

Schedule of Investments - December 31, 2009 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
Percentages are as follows:
Absolute Return (18.55%)
Energy and Natural Resources (13.43%)
Enhanced Fixed Income (20.77%)
Opportunistic Equity (29.78%)
Private Equity (10.82%)
Real Estate (7.84%)
Short-Term Investment (1.32%)

	Cost	Fair Value
Investments in Adviser Funds (101.19%)

Absolute Return (18.55%)
7X7 Institutional Partners, L.P.[a,b]	$20,000,000	$19,707,404
Broad Peak Fund, L.P. [a,b]	12,000,000	12,863,136
Citadel Derivatives Group Investors, LLC [a,b]	3,413,210	5,868,126
Citadel Wellington Partners, LLC [a,b,c]	28,740,360	25,675,906
Courage Special Situations Fund, L.P. [a,b]	4,827,675	6,044,149
D.E. Shaw Composite Fund, LLC [a,b,c]	21,632,356	24,771,822
Eton Park Fund, L.P. [a,b]	19,000,000	19,017,381
JANA Partners Qualified, L.P. [a,b]	92,329	21,647
Marathon Master Fund, L.P. [a,b]	11,121,137	8,318,630
Montrica Global Opportunities Fund, L.P. [a,b]	12,320,137	10,453,980
OZ Asia Domestic Partners, L.P. [a,b]	1,408,731	1,393,306
Paulson Advantage, L.P. [a,b]	18,100,483	24,422,768
Paulson Partners Enhanced, L.P. [a,b]	7,000,000	13,354,765
Perry Partners, L.P. [a,b]	10,404,723	9,733,564
Pipe Equity Partners, LLC [a,b]	19,122,432	16,388,724
Pipe Select Fund, LLC [a,b]	11,552,769	12,312,052
R.G. Niederhoffer Global Fund, L.P. [a,b]	10,000,000	8,624,160
Standard Investment Research Hedge Equity Fund, L.P. [a,b]	20,000,000	20,961,273
Stark Investments, L.P. [a,b,c]	12,000,000	10,993,473
Total Absolute Return (18.55%)		250,926,266

Energy and Natural Resources (13.43%)
Investment in Limited Partnership Interests
Arclight Energy Partners Fund III, L.P. [b]	4,229,450	4,262,328
Arclight Energy Partners Fund IV, L.P. [a,b]	3,346,167	3,060,843
Black River Commodity Multi Strategy Fund, L.P. [a,b]	472,625	513,400
Cadent Energy Partners II, L.P. [a,b]	3,562,381	2,596,296
Camcap Resources, L.P. [a,b]	875,867	430,696
Canaan Natural Gas Fund X, L.P. [a,b]	2,197,250	762,155
Centennial Energy Partners, L.P. [a,b]	15,000,000	8,548,225
Chilton Global Natural Resources Partners, L.P. [a,b]	24,000,000	23,588,575
EnerVest Energy Institutional Fund X-A, L.P. [b]	2,178,934	2,465,160
EnerVest Energy Institutional Fund XI-A, L.P. [b]	5,720,002	4,782,715

Investment in Limited Partnership Interests (13.43%) (continued)
Intervale Capital Fund, L.P. [a,b]	3,578,310	3,743,163
Merit Energy Partners F-II, L.P. [b]	779,196	768,567
Natural Gas Partners VIII, L.P. [b]	3,648,321	3,431,363
Natural Gas Partners IX, L.P. [b]	2,994,168	2,280,437
NGP Energy Technology Partners, L.P. [a,b]	902,094	931,822
NGP Energy Technology Partners II, L.P. [a,b]	675,297	543,414
NGP Midstream & Resources, L.P. [b]	3,816,028	4,077,754
Ospraie Special Opportunities Fund, L.P. [a,b]	4,785,818	4,621,021
Pine Brook Capital Partners, L.P. [a,b]	3,090,068	2,860,756
Quantum Energy Partners IV, L.P. [a,b]	2,089,182	1,489,466
Quantum Energy Partners V, L.P. [a,b]	1,666,531	690,964
Sentient Global Resources Fund III, L.P. [a,b]	7,067,677	8,400,000
Southport Energy Plus Partners, L.P. [a,b]	19,814,148	29,010,798
The Clive Fund, L.P. [a,b]	15,000,000	14,666,250
Touradji Global Resources Fund, L.P. [a,b]	20,169,560	23,330,927
Touradji Global Resources Holdings, LLC [a,b]	3,434,008	3,271,141
TPF II, L.P. [a,b]	6,473,322	4,886,802
Total Investment in Limited Partnership Interests		160,015,038
Investment in Exchange Traded Funds
ETF - SPDR S&P Oil & Gas Exploration & Production	7,954,695	11,108,156
ETF- Market Vectors Gold Miners	7,953,052	10,558,985
Total Investment in Exchange Traded Funds		21,667,141

Total Energy and Natural Resources (13.43%)		181,682,179

Enhanced Fixed Income (20.77%)
Investment in Limited Partnership Interests
Anchorage Crossover Credit Fund II, L.P. [a,b]	14,477,220	18,902,851
Anchorage Short Credit Fund, L.P. [a,b]	6,160,199	3,787,181
BDCM Partners I, L.P. [a,b,c]	31,500,000	26,439,238
Contrarian Capital Fund I, L.P. [a,b]	15,880,064	18,919,811
CPIM Structured Credit Fund 1000, L.P. [a,b,c]	732,492	162,125
Drawbridge Special Opportunities Fund, L.P. [a,b]	17,000,000	16,547,864
Fortress VRF Advisors I, LLC [a,b]	8,092,619	1,522,459
Halcyon European Structured Opportunities Fund, L.P. [a,b,c]	2,476,922	870,229
Harbinger Capital Partners Fund I, L.P. [a,b,c]	14,567,661	14,991,121
Marathon Special Opportunities Fund, L.P. [a,b]	14,937,116	14,830,072
McDonnell Loan Opportunity Fund [a,b]	10,000,000	4,368,805
Morgan Rio Capital Fund, L.P. [a,b]	7,000,000	7,019,954
Ore Hill Fund II, L.P. [a,b,c]	2,856,421	2,500,300
Prospect Harbor Credit Partners, L.P. [a,b,c]	20,000,000	13,773,267
Silverback Opportunistic Convertible Fund, LLC [a,b]	16,502,243	29,847,305
Standard Pacific Asymmetric Opportunities Fund, L.P. [a,b]	23,000,000	35,261,646
Strategic Value Restructuring Fund, L.P. [a,b]	15,428,312	15,082,840
The Rohaytyn Group Local Currency Opportunity Partners, L.P. [a,b]	13,164,765	13,805,503
Waterstone Market Neutral Fund, L.P. [a,b]	18,000,000	28,703,421
Total Investment in Limited Partnership Interests		267,335,992

Investment in Mutual Funds
Mutual Fund - Ridgeworth Seix Floating I	6,000,000	6,992,560
Mutual Fund - Fidelity Floating High Income Fund	6,000,000	6,539,101
Total Investment in Mutual Funds		13,531,661

Total Enhanced Fixed Income (20.77%)		280,867,653

Opportunistic Equity (29.78%)
Algebris Global Financials Fund, L.P. [a,b]	18,035,735	18,635,080
Artis Technology Qualified 2X (Institutional), L.P. [a,b]	10,500,000	20,657,049
Asian Century Quest Fund (QP), L.P. [a,b]	18,881,668	20,898,311
Boyer Allan Greater China Fund, L.P. [a,b]	5,000,000	5,466,007
Brevan Howard Emerging Markets Strategies Fund, L.P. [a,b]	15,000,000	14,609,039
CCM SPV II, LLC [a,b,c]	400,884	643,587
CRM Windridge Partners, L.P. [a,b]	14,522,017	18,174,974
D.E. Shaw Oculus Fund, LLC [a,b,c]	18,750,001	24,522,025
Drawbridge Global Macro Fund, L.P. [a,b]	98,934	84,861
Ellerston GEMS (US) Fund, L.P. [a,b,c]	561,115	610,843
GMO Mean Reversion Fund, L.P. [a,b]	6,770,065	8,991,912
Gracie Capital, L.P. [a,b,c]	374,483	197,468
Great Point Biomedical Value Fund, L.P. [a,b]	15,500,000	12,092,442
HealthCor, L.P. [a,b]	17,000,000	24,231,580
JANA Nirvana Fund, L.P. [a,b]	4,315,800	5,022,420
Miura Global Partners II, L.P. [a,b]	26,000,000	25,343,389
Penta Asia Domestic Partners, L.P. [a,b]	27,000,000	22,216,779
Samlyn Onshore Fund, L.P. [a,b]	31,000,000	42,108,602
Sansar Capital Holdings, LTD [a,b,c]	230,279	335,195
Sansar Capital, L.P. [a,b,c]	12,984,300	9,483,670
SCP Ocean Fund, L.P. [a,b]	9,002,947	13,399,971
SR Global Fund, L.P. (Class C) International [a,b]	7,457,674	11,275,220
SR Global Fund, L.P. (Class G) Emerging [a,b]	12,281,970	18,803,600
TT Mid Cap Europe Long Short Alpha Fund, LTD [b]	22,500,000	24,377,629
Valiant Capital Partners, L.P. [a,b]	17,433,564	23,963,081
Viking Global Equities, L.P. [a,b]	26,500,000	31,628,100
Visium Balanced Fund, L.P. [a,b]	3,969,942	4,790,925
Visium Special Holdings, LLC (Class A) [a,b,c]	175,331	167,451
Visium Special Holdings, LLC (Class B) [a,b,c]	143,851	128,902
Total Opportunistic Equity (29.78%)		402,860,112

Private Equity (10.82%)
ABRY Advanced Securities Fund, L.P. [a,b]	4,165,465	4,793,858
ABRY Partners VI, L.P. [a,b]	2,957,167	3,164,926
Accel-KKR Capital Partners III, L.P. [a,b]	1,832,416	1,615,162
Actis Umbrella Fund, L.P. [b]	2,603,981	1,775,400
BDCM Opportunity Fund II, L.P. [a,b]	2,529,100	3,017,778
Brazos Equity Fund II, L.P. [b]	3,088,411	2,663,842
Brazos Equity Fund III, L.P. [b]	286,671	5,353
Carlyle Japan International Partners II, L.P. [a,b]	823,551	574,151
Carlyle Partners V, L.P. [a,b]	3,077,985	2,515,834
CDH Venture Partners II, L.P. [a,b]	1,719,748	1,551,155
CJIP II, Co-Invest, L.P. [a,b]	108,402	72,133
Claremont Creek Ventures, L.P. [a,b]	1,170,415	1,114,861
Claremont Creek Ventures II, L.P. [a,b]	273,125	140,483
Crosslink Crossover Fund IV, L.P. [a,b]	3,617,608	4,922,920
Crosslink Crossover Fund V, L.P. [a,b]	10,027,588	10,285,833
CX Partners Fund, LTD [a,b]	1,097,230	891,729
Dace Ventures I, L.P. [a,b]	1,376,734	1,015,659
Darwin Private Equity I, L.P. [b]	2,202,572	1,390,842
Encore Consumer Capital Fund, L.P. [b]	2,806,970	2,412,901
Exponent Private Equity Partners II, L.P. [a,b]	3,305,551	2,509,815
Fairhaven Capital Partners, L.P. [a,b]	1,721,459	1,097,983
Gavea Investment Fund II A, L.P. [a,b]	4,250,000	5,562,047
Gavea Investment Fund III A, L.P. [a,b]	10,000,000	16,510,366

Private Equity (10.82%) (continued)
Great Point Partners I, L.P. [b]	1,321,559	1,278,935
Halifax Fund II, L.P. [b]	1,292,775	1,508,710
Hancock Park Capital III, L.P. [b]	3,000,000	1,998,499
Healthcor Partners Fund, L.P. [a,b]	1,784,179	1,704,995
Hillcrest Partners Fund, L.P. [a,b]	998,439	465,135
Hony Capital Fund 2008, L.P. [a,b]	1,008,238	690,050
Integral Capital Partners VII, L.P. [a,b]	6,000,000	6,601,839
Integral Capital Partners VIII, L.P. [a,b]	10,000,000	8,076,010
J.C. Flowers III, L.P. [b]	406,327	406,327
Lighthouse Capital Partners VI, L.P. [a,b]	3,875,000	3,984,680
Mid Europa Fund III, L.P. [a,b]	3,114,381	3,499,906
New Horizon Capital III, L.P. [a,b]	1,534,669	1,353,730
OCM European Principal Opportunties Fund, L.P. [a,b]	3,720,307	5,417,750
OCM Mezzanine Fund II, L.P. [b]	4,060,161	3,455,452
Orchid Asia IV, L.P. [a,b]	3,361,375	3,601,053
Private Equity Investment Fund IV, L.P. [b]	3,341,462	2,855,536
Private Equity Investment Fund V, L.P. [a,b]	2,497,493	2,274,813
RoundTable Healthcare Partners II, L.P. [a,b]	1,403,378	1,271,544
Saints Capital VI, L.P. [a,b]	4,381,576	4,257,221
Sanderling Venture Partners VI Co-Investment Fund, L.P. [a,b]	716,178	699,674
Sanderling Venture Partners VI, L.P. [a,b]	787,884	1,190,092
Sentinel Capital Partners IV, L.P. [a,b]	556,944	419,285
Sterling Capital Partners III, L.P. [a,b]	2,208,528	1,618,504
Sterling Capital Partners Venture Fund II, L.P. [b]	1,701,796	1,697,465
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]	4,365,614	4,651,852
Tenaya Capital V, L.P. [a,b]	1,925,090	1,658,225
The Column Group, L.P. [b]	1,472,735	1,106,073
The Raptor Private Holdings, L.P. [a,b]	1,549,293	1,183,581
Trivest Fund IV, L.P. [a,b]	2,057,456	1,604,476
VCFA Private Equity Partners IV, L.P. [b]	1,442,458	1,209,326
VCFA Venture Partners V, L.P. [b]	4,407,360	3,468,856
Venor Capital Partners, L.P. [a,b]	76,779	11,445
Voyager Capital Fund III, L.P. [b]	1,074,872	948,773
Westview Capital Partners II, L.P. [a,b]	422,350	331,610
Zero2IPO China Fund II, L.P. [a,b]	500,000	299,440
Total Private Equity (10.82%)		146,405,893

Real Estate (7.84%)
Arminius Moat, L.P. [a,b]	5,014,467	5,310,003
Benson Elliot Real Estate Partners II, L.P. [a,b]	4,039,558	2,033,645
Carlyle Distressed RMBS Partners, L.P. [a,b]	15,863,863	18,459,531
Colony Investors VII, L.P. [b]	3,063,389	1,044,900
Colony Investors VIII, L.P. [a,b]	6,840,310	1,867,200
DaVinci Corporate Opportunity Partners, L.P. [a,b]	3,354,700	818,340
Forum European Realty Income III, L.P. [b]	1,703,558	1,214,421
Greenfield Acquisition Partners V, L.P. [a,b]	2,946,818	2,168,834
GTIS Brazil Real Estate Fund, L.P. [a,b]	2,542,743	2,698,489
JREIT Enhanced, LLC [a,b]	10,000,000	6,313,782
New City Asia Partners (T), L.P. [a,b]	6,838,785	6,087,051
Northwood Real Estate Co-Investors, L.P. [a,b]	152,925	80,058
Northwood Real Estate Partners, L.P. [a,b]	746,566	255,482
Oak Hill REIT Plus, L.P. [a,b]	7,471,061	9,223,765
ORBIS Real Estate Fund I [a,b]	3,058,404	2,319,183
Patron Capital III, L.P. [a,b]	2,257,854	1,797,064
Phoenix Asia Real Estate Investments II, L.P. [a,b]	5,715,595	5,735,404

Real Estate (7.84%) (continued)
Rockwood Capital Real Estate Partners Fund VII, L.P. [a,b]	4,290,534	856,023
Security Capital Preferred Growth, Inc. [b]	1,371,234	423,744
Square Mile Partners III, L.P. [a,b]	2,591,491	2,023,798
TCW Special Mortgage Credits Fund II, L.P. [a,b]	20,230,904	23,543,839
Transwestern Mezzanine Realty Partners II, LLC [b]	2,181,261	516,300
Transwestern Mezzanine Realty Partners III, LLC [b]	1,993,785	466,711
WCP Real Estate Fund I, L.P. [a,b]	5,113,515	4,357,305
WCP Real Estate Strategies Fund, L.P. [a,b,c]	10,127,190	6,373,199
Total Real Estate (7.84%)		105,988,071

Total investments in Adviser Funds (Cost 1,303,296,402) (101.19%)		1,368,730,174

Short-Term Investments (1.32%)

Federated Prime Obligations Fund #10	17,791,295	17,791,295

Total Short-Term Investments (Cost $17,791,295) (1.32%)		17,791,295

Total Investments (Cost $1,321,087,697) (102.51%)		1,386,521,469

Liabilities in excess of other assets (-2.51%)		(33,889,739)

Partners' capital – 100.00%		$1,352,631,730

a-Non-income producing.
b-Adviser Funds are issued in private placement transactions and as such are restricted as to resale.
c-The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.

Total cost and fair value of restricted underlying funds as of December 31, 2009  was $1,275,388,655 and $1,333,531,372, respectively.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements which establishes the definition of fair values and provides for a framework for measuring fair value.  It also expands disclosure about the use of fair value to measure assets and liabilities.  In April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, effective for interim and annual periods ending after June 15, 2009.  Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly expands existing fair value measurement disclosure to include a breakout of the current Fair Value Measurements chart to add category and/or security types.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

Investments in Adviser Funds	Level 1	Level 2	Level 3	Total
Absolute Return	$-	$180,537,180	$70,389,086	$250,926,266
Energy and Natural Resources	21,667,141	67,696,319	92,318,719	181,682,179
Enhanced Fixed Income	13,531,661	61,287,226	206,048,766	280,867,653
Opportunistic Equity	-	279,745,881	123,114,231	402,860,112
Private Equity	-	-	146,405,893	146,405,893
Real Estate	-	15,537,547	90,450,524	105,988,071
Short-Term Investment	17,791,295	-	-	17,791,295
Total	$52,990,097	$604,804,153	$728,727,219	$1,386,521,469

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of April 1, 2009	$1,074,675,464
Realized gain (loss)	(4,020,802)
Net change in unrealized appreciation/depreciation	177,444,118
Net purchases (sales)	85,432,592
Reclassification of categorization of level of fair value hierarchy	(604,804,153)
Balance as of December 31, 2009	$728,727,219

The amount of the net change in unrealized appreciation/depreciation for the period ended December 31, 2009 relating to investments in Level 3 assets still held at December 31, 2009 is $177,444,118, which is included as a component of net change in unrealized appreciation on investments in Adviser Funds.

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of December 31, 2009, the Master Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Multi-Strategy TEI Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 1, 2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 1, 2010

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	March 1, 2010

* Print the name and title of each signing officer under his or her signature.